Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Inc.
Supplement dated August 29, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares International High Yield Bond ETF (HYXU) (the “Fund”)
The Board of Directors has approved the following changes for the Fund that are expected to take effect on or around October 31, 2025:

	Current	New

Fund Name	iShares International High Yield Bond ETF	iShares Euro High Yield Corporate Bond USD Hedged ETF

Ticker	HYXU	EUHY

Underlying Index	Markit iBoxx Global Developed Markets ex‑US High Yield Index	Bloomberg Pan‑European High Yield (Euro) TR Index Hedged USD Index

Index Provider	Markit Indices Limited	Bloomberg Index Services Limited

Investment Objective	The iShares International High Yield Bond ETF seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.
The iShares Euro High Yield Bond USD Hedged ETF seeks to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar.

Portfolio Managers	Jonathan Graves, James Mauro and Marcus Tom	James Mauro and Divya Manek
•	The first four paragraphs of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Pan‑European High Yield (Euro) TR Index Hedged USD Index (the “Underlying Index”), which measures the performance of fixed-rate high yield Euro-denominated securities issued by corporations (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)).
The Underlying Index includes high yield, fixed-rate Euro-denominated corporate bonds from both developed and emerging market issuers. Inclusion is based on the currency of the issue, and not the domicile of the issuer. The Underlying Index includes bonds that have a minimum remaining time to maturity of at least one year and a minimum amount outstanding par amount of EUR 100 million. The Underlying Index is market capitalization-weighted. Certain types of securities, such as contingent capital securities, inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, retail bonds, structured notes, pass-through certificates, private placements (other than those offered pursuant to Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)) and securities where reliable pricing is unavailable are excluded from the Underlying Index.
The securities in the Underlying Index are updated on the last business day of each month, and the currency risk of the securities in the Underlying Index is hedged to the U.S. dollar on a monthly basis. As of August 21, 2025, a significant portion of the Underlying Index is represented by securities of issuers in the consumer goods and services industry or sector. The components of the Underlying Index are likely to change over time.
Components of the Underlying Index include fixed-income securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge the Euro’s fluctuations against the U.S. dollar. The notional exposure to foreign currency forward contracts (both deliverable and non‑deliverable) generally will be a short position that hedges the currency risk of the fixed-income portfolio. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index sells forward the total value of the Euro at a one-month forward rate to hedge against fluctuations in the relative value of the Euro in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the Euro is weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the Euro is rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Euro. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The Fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the Euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Euro. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations in value between the Euro and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
•	The last paragraph of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety replaced with the following:
The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
•	The following shall be added to the section of the prospectus and Summary Prospectus entitled “Summary of Principal Risks”:
Currency Hedging Risk. In seeking to track the “hedging” component of the Underlying Index, the Fund invests in currency forward contracts (which may include both physically settled forward contracts and NDFs) designed to hedge the currency exposure of non‑U.S. dollar denominated securities held in its portfolio. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging transactions will be effective.
Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests. In addition, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non‑U.S. dollar component currencies may not be fully hedged at all times. At certain times, the Fund may use an optimized hedging strategy and will hedge a smaller number of non‑U.S. dollar component currencies to reduce hedging costs. Because currency forwards are over‑the‑counter instruments, the Fund is subject to counterparty risk as well as market or liquidity risk with respect to the hedging transactions the Fund enters into.
The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of both the Underlying Index and the volatility of the U.S. dollar relative to the currencies to be hedged, measured on an aggregate basis. Increased volatility in either or both of the Underlying Index and the U.S. dollar relative to the currencies to be hedged will generally reduce the effectiveness of the Fund’s currency hedging strategy. In addition, volatility in one or more of the currencies may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the Fund’s currency hedging strategy may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and some or all of the applicable foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International High Yield Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Inc.
Supplement dated August 29, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares International High Yield Bond ETF (HYXU) (the “Fund”)
The Board of Directors has approved the following changes for the Fund that are expected to take effect on or around October 31, 2025:

	Current	New

Fund Name	iShares International High Yield Bond ETF	iShares Euro High Yield Corporate Bond USD Hedged ETF

Ticker	HYXU	EUHY

Underlying Index	Markit iBoxx Global Developed Markets ex‑US High Yield Index	Bloomberg Pan‑European High Yield (Euro) TR Index Hedged USD Index

Index Provider	Markit Indices Limited	Bloomberg Index Services Limited

Investment Objective	The iShares International High Yield Bond ETF seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.
The iShares Euro High Yield Bond USD Hedged ETF seeks to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar.

Portfolio Managers	Jonathan Graves, James Mauro and Marcus Tom	James Mauro and Divya Manek
•	The first four paragraphs of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Pan‑European High Yield (Euro) TR Index Hedged USD Index (the “Underlying Index”), which measures the performance of fixed-rate high yield Euro-denominated securities issued by corporations (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)).
The Underlying Index includes high yield, fixed-rate Euro-denominated corporate bonds from both developed and emerging market issuers. Inclusion is based on the currency of the issue, and not the domicile of the issuer. The Underlying Index includes bonds that have a minimum remaining time to maturity of at least one year and a minimum amount outstanding par amount of EUR 100 million. The Underlying Index is market capitalization-weighted. Certain types of securities, such as contingent capital securities, inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, retail bonds, structured notes, pass-through certificates, private placements (other than those offered pursuant to Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)) and securities where reliable pricing is unavailable are excluded from the Underlying Index.
The securities in the Underlying Index are updated on the last business day of each month, and the currency risk of the securities in the Underlying Index is hedged to the U.S. dollar on a monthly basis. As of August 21, 2025, a significant portion of the Underlying Index is represented by securities of issuers in the consumer goods and services industry or sector. The components of the Underlying Index are likely to change over time.
Components of the Underlying Index include fixed-income securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge the Euro’s fluctuations against the U.S. dollar. The notional exposure to foreign currency forward contracts (both deliverable and non‑deliverable) generally will be a short position that hedges the currency risk of the fixed-income portfolio. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index sells forward the total value of the Euro at a one-month forward rate to hedge against fluctuations in the relative value of the Euro in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the Euro is weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the Euro is rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Euro. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The Fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the Euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Euro. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations in value between the Euro and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
•	The last paragraph of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety replaced with the following:
The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
•	The following shall be added to the section of the prospectus and Summary Prospectus entitled “Summary of Principal Risks”:
Currency Hedging Risk. In seeking to track the “hedging” component of the Underlying Index, the Fund invests in currency forward contracts (which may include both physically settled forward contracts and NDFs) designed to hedge the currency exposure of non‑U.S. dollar denominated securities held in its portfolio. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the Fund’s hedging transactions will be effective.
Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund invests. In addition, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non‑U.S. dollar component currencies may not be fully hedged at all times. At certain times, the Fund may use an optimized hedging strategy and will hedge a smaller number of non‑U.S. dollar component currencies to reduce hedging costs. Because currency forwards are over‑the‑counter instruments, the Fund is subject to counterparty risk as well as market or liquidity risk with respect to the hedging transactions the Fund enters into.
The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of both the Underlying Index and the volatility of the U.S. dollar relative to the currencies to be hedged, measured on an aggregate basis. Increased volatility in either or both of the Underlying Index and the U.S. dollar relative to the currencies to be hedged will generally reduce the effectiveness of the Fund’s currency hedging strategy. In addition, volatility in one or more of the currencies may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the Fund’s currency hedging strategy may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and some or all of the applicable foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.